Terumo Agreement - Deferred revenue (Details) - Collaborative Arrangement - Terumo - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Changes in the Company's deferred revenue balance
Deferred Revenue - December 31, 2022 (in thousands)	$ 19,539	$ 22,401	$ 22,401	$ 20,926
Revenue recognized	(1,747)	(945)	(2,862)
Revenue reduction				1,475
Deferred Revenue - June 30, 2023	$ 17,792	$ 21,456	$ 19,539	$ 22,401